SUP-MULTI-1218II

AB ALL CHINA EQUITY PORTFOLIO (“All China Equity”)

AB BOND FUNDS (“Bond Funds”)

-	AB Global Bond Fund
-	AB High Income Fund
-	AB Income Fund
-	AB Intermediate Bond Portfolio
-	AB Limited Duration High Income Portfolio
-	AB Tax-Aware Fixed Income Portfolio
-	AB Unconstrained Bond Fund

AB CORPORATE SHARES (“Corporate Shares”)

-	AB Corporate Income Shares
-	AB Municipal Income Shares
-	AB Taxable Multi-Sector Income Shares
-	AB Impact Municipal Income Shares

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

AB FLEXFEETM FUNDS (“FlexFeeTM Funds”)

-	AB FlexFeeTM Emerging Markets Growth Portfolio
-	AB FlexFeeTM High Yield Portfolio
-	AB FlexFeeTM International Bond Portfolio
-	AB FlexFeeTM International Strategic Core Portfolio
-	AB FlexFeeTM Large Cap Growth Portfolio
-	AB FlexFeeTM US Thematic Portfolio

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

-	AB Global Real Estate Investment Fund II

AB EQUITY FUNDS (“Equity Funds”)

-	AB Growth Fund
-	AB Large Cap Growth Fund
-	AB Concentrated Growth Fund
-	AB Discovery Growth Fund
-	AB Small Cap Growth Portfolio
-	AB Select US Equity Portfolio
-	AB Select US Long/Short Portfolio
-	AB Sustainable Global Thematic Fund
-	AB Sustainable International Thematic Fund
-	AB Global Core Equity Portfolio
-	AB International Strategic Core Portfolio
-	AB Concentrated International Growth Portfolio

AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

AB INFLATION STRATEGIES (“Inflation Strategies”)

-	AB Bond Inflation Strategy
-	AB Municipal Bond Inflation Strategy
-	AB All Market Real Return Portfolio

AB MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)

-	AB Multi-Manager Select Retirement Allocation Fund
-	AB Multi-Manager Select 2010 Fund
-	AB Multi-Manager Select 2015 Fund
-	AB Multi-Manager Select 2020 Fund
-	AB Multi-Manager Select 2025 Fund
-	AB Multi-Manager Select 2030 Fund
-	AB Multi-Manager Select 2035 Fund
-	AB Multi-Manager Select 2040 Fund
-	AB Multi-Manager Select 2045 Fund
-	AB Multi-Manager Select 2050 Fund
-	AB Multi-Manager Select 2055 Fund

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

-	AB National Portfolio
-	AB High Income Municipal Portfolio
-	AB Arizona Portfolio
-	AB California Portfolio
-	AB Massachusetts Portfolio
-	AB Minnesota Portfolio
-	AB New Jersey Portfolio
-	AB New York Portfolio
-	AB Ohio Portfolio
-	AB Pennsylvania Portfolio
-	AB Virginia Portfolio

AB VALUE FUNDS (“Value Funds”)

-	AB All Market Income Portfolio
-	AB Core Opportunities Fund
-	AB Discovery Value Fund
-	AB Equity Income Fund
-	AB Global Real Estate Investment Fund
-	AB Global Risk Allocation Fund
-	AB Relative Value Fund
-	AB International Value Fund
-	AB Small Cap Value Portfolio
-	AB Value Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated December 28, 2018 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
All China Equity	July 25, 2018
Bond Funds	January 31, 2018
Corporate Shares	August 31, 2018
EMMA	July 31, 2018
Equity Funds	October 31, 2018
AB FlexFeeTM High Yield Portfolio	February 26, 2018
AB FlexFeeTM International Bond Portfolio	April 30, 2018
AB FlexFeeTM International Strategic Core Portfolio and AB FlexFeeTM Emerging Markets Growth Portfolio	April 30, 2018, as revised June 11, 2018
AB FlexFeeTM Large Cap Growth Portfolio and AB FlexFeeTM US Thematic Portfolio	April 30, 2018
Government Money Market	August 31, 2018
Inflation Strategies	January 31, 2018
Institutional Funds	January 31, 2018
Municipal Portfolios	September 28, 2018
Select Retirement Funds	November 30, 2018
Value Funds	February 28, 2018

*        *        *         *        *

Effective January 1, 2019, the Prospectuses and Summary Prospectuses are amended as follows:

Add the following disclosure at the bottom of the front cover page of the Fund’s Prospectus and immediately below the legend on the front cover page of the Fund’s Summary Prospectus:

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the [Fund’s/Portfolio’s] annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the [Fund/Portfolio] electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the [Fund/Portfolio] at 800-221-5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the [Fund/Portfolio], you can call the [Fund/Portfolio] at 800-221-5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Funds you hold.

*        *        *         *        *

This Supplement should be read in conjunction with the Prospectuses and Summary Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) and Summary Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-MULTI-1218II

2